Commitments and Contingencies - Disputes Regarding the Law on the Protection of Competition - Additional Information (Detail) ₺ in Thousands			12 Months Ended
	Apr. 09, 2020 TRY (₺)	Jun. 12, 2019 TRY (₺)	Dec. 31, 2020 TRY (₺) lawsuit	Dec. 31, 2019 TRY (₺)
Disputes regarding the law on the protection of competition [member]
Disclosure of commitments and contingencies [line items]
Administrative fine imposed			₺ 91,942
Number of lawsuits | lawsuit			3
Amount claimed from company in lawsuit			₺ 112,084
Multiplication factor of loss amount claimed			3
Disputes regarding the law on the protection of competition - dispute one [member]
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit		₺ 110,484
Multiplication factor of loss amount claimed		3
Disputes regarding the law on the protection of competition - dispute two [member]
Disclosure of commitments and contingencies [line items]
Administrative fine imposed		₺ 91,942		₺ 61,294
Discount on administrative fines on protection of competition (as a percent)	25.00%
Discounted administrative fine	₺ 45,971